Retirement Plans And Postretirement Benefits (Projected Future Pension Plan Cash Flow By Year) (Details) (Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 6,298
Expected employee contributions	0
2013	9,399
2014	9,343
2015	9,282
2016	9,294
2017	9,361
2018-2022	47,085
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	3,453
Expected employee contributions	0
2013	3,725
2014	4,211
2015	3,767
2016	4,248
2017	4,225
2018-2022	$ 22,071